Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2025
Summary Of Accounting Policies [Abstract]
New standards and amendments
New amendments effective from January 1, 2025
In August 2023, the IASB issued amendments to IAS 21 — The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability to clarify how an entity has to apply a consistent approach to assessing whether a currency is exchangeable into another currency and, when it is not, to determine the exchange rate to use and the disclosures to provide. The amendments were effective for the Group from January 1, 2025 and there was no impact from their adoption.
New standards applied by the Group during the period
Government Grants
Government grants are recognized at their fair value when there is reasonable assurance that the grant will be received and that the Group will comply with all attached conditions for receiving the grants. Government grants are recognized over the same periods as the related costs that they are intended to offset.
Government grants related to income are recognized as a reduction of the expense they are intended to compensate. Amounts received for which a respective cost has not yet been incurred are recorded as a liability in the consolidated statement of financial position and offset against all qualifying costs that are incurred in future periods.
New standards and amendments not yet effective
In April 2024, the IASB issued IFRS 18 — Presentation and Disclosure in Financial Statements, which introduces new concepts relating to: (i) the structure of the statement of profit or loss, (ii) required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements (management-defined performance measures), and (iii) enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general. The standard is effective on or after January 1, 2027. The Group is evaluating the potential impact from the adoption of this standard.
In May 2024, the IASB issued IFRS 19 — Subsidiaries without Public Accountability: Disclosures, which permits eligible subsidiaries to use IFRS Accounting Standards with reduced disclosures better suited to the needs of the users of their financial statements, as well as to keep only one set of accounting records to meet the needs of both their parent company and the users of their financial statements. In August 2025, the IASB issued amendments to IFRS 19 that will provide reduced disclosure requirements for new and amended IFRS Accounting Standards issued between February 2021 and May 2024 that were not considered when IFRS 19 was first issued. The standard and amendments are effective on or after January 1, 2027 and earlier application is permitted. The Group does not expect any impact from their adoption.
In May 2024, the IASB issued Amendments to the Classification and Measurement of Financial Instruments which amended IFRS 9 — Financial Instruments and IFRS 7 — Financial Instruments: Disclosures, with the aim of addressing diversity in practice by making the requirements more understandable and consistent. The amendments: (a) clarify the date of recognition and derecognition of certain financial assets and liabilities, with a new exception for certain financial liabilities settled through an electronic cash transfer system to be derecognized before the settlement date if certain criteria are met; (b) clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion; (c) add new disclosures for certain instruments with contractual terms that can change cash flows (such as certain instruments with features linked to the achievement of environment, social and governance (“ESG”) targets); and (d) update the disclosures for equity instruments designated at fair value through other comprehensive income (“FVOCI”). The amendments are effective on or after January 1, 2026 and earlier application is permitted. The Group is evaluating the potential impact from the adoption of these amendments.
In July 2024, the IASB issued Annual Improvements to IFRS Accounting Standards — Volume 11 which contains amendments to five standards as result of the IASB’s annual improvements project. The IASB uses the annual improvements process to make necessary, but non-urgent, amendments to IFRS Accounting Standards that will not be included as part of another major project. The amended standards are: IFRS 1 — First-time Adoption of International Financial Reporting Standards, IFRS 7 —Financial Instruments: Disclosures and its accompanying Guidance on implementing IFRS 7; IFRS 9 — Financial Instruments; IFRS 10 — Consolidated Financial Statements; and IAS 7 — Statement of Cash Flows. The amendments are effective on or after January 1, 2026 and earlier application is permitted. The Group is evaluating the potential impact from the adoption of these amendments.
In December 2024, IASB issued Amendments for nature-dependent electricity contracts which amended IFRS 9 — Financial Instruments and IFRS 7 — Financial Instruments: Disclosures to help companies better report the financial effects of nature-dependent electricity contracts, which are often structured as power purchase agreements (PPAs), in the light of the increased use of these contracts. The amendments are effective on or after January 1, 2026 and earlier application is permitted. The Group is evaluating the potential impact from the adoption of these amendments.

Scope of consolidation
Scope of consolidation
The following changes in the scope of consolidation of the Group occurred during the six months ended June 30, 2025:
•in April 2025, the interest held in Filati Biagioli Modesto S.p.A was increased from 45% to 49% following the exercise of a put option;
•on May 6, 2025, T.F. Property Ltd, a fully owned subsidiary of Tom Ford International LLC, was liquidated